Schedule I - Condensed Financial Information of Dryships Inc. - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Year ending December 31,
2016	$ 218,185
Total principal payments	218,185	$ 5,636,323
Less-Financing fees	(636)	(118,710)
Total debt	217,549	$ 5,517,613
Dryships Inc.
Year ending December 31,
2016	121,572
Total principal payments	121,572
Less-Financing fees	(1,046)
Total debt	$ 120,526